Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and Other Receivables
Note 14: Trade and Other Receivables

	December 31,

	2019	2018
Trade receivables	1,184	1,132
Less: allowance for doubtful accounts	(30)	(30)
Less: allowance for sales adjustments	(34)	(33)
Net trade receivables	1,120	1,069
Other receivables (1)	47	244
Trade and other receivables	1,167	1,313
(1) At December 31, 2019 and 2018, includes $27 million and $222 million, respectively, due from Refinitiv. There are no expected credit losses associated with this receivable. See note 32.
The aging of gross trade receivables at each reporting date was as follows:

	December 31,

	2019	2018
Current	806	726
Past due 1-30 days	185	185
Past due 31-60 days	63	73
Past due 61-90 days	36	39
Past due >91 days	94	109
Balance at December 31	1,184	1,132
Allowance for doubtful accounts
The change in the allowance for doubtful accounts was as follows:

	December 31,

	2019	2018
Balance at beginning of year	30	39
Charges	29	35
Write-offs	(28)	(34)
Disposals of businesses	(1)	(8)
Translation and other, net	-	(2)
Balance at end of year	30	30
The Company is exposed to normal credit risk with respect to its accounts receivable and maintains provisions for credit losses. The potential for such losses is mitigated because customer creditworthiness is evaluated before credit is extended and there is no significant exposure to any single customer.
The Company estimates credit losses for trade receivables by aggregating similar customer types together, because they tend to share similar credit risk characteristics, taking into consideration the number of days the receivable is past due. Provision rates for the allowance for doubtful accounts are based on historical credit loss experience and calibrated, based on management’s judgment, with forward looking information about a debtor’s ability to pay. Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include past due status greater than 365 days or bankruptcy of the debtor.